UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadwood Capital, Inc.

Address:    724 Fifth Avenue, 9th Floor
            New York, New York 10019

13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Neal C. Bradsher
Title:      President
Phone:      212-508-5735

Signature, Place and Date of Signing:


  /s/ Neal C. Bradsher           New York, New York          February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $315,372
                                        (in thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
1.    028-13770               Broadwood Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6       COLUMN 7      COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000) PRN AMT   PRN CALL DISCRETION      MNGRS   SOLE      SHARED NONE
--------------                --------------     -----      ------- -------   --- ---- ----------      -----   ----      ------ ----
ALERE INC                     PERP PFD CONV SE  01449J204   $2,916     15,751 SH       Shared-Defined  1          15,751
BIOTIME INC                          COM        09066L105  $27,074  8,622,220 SH       Shared-Defined  1       8,622,220
MONSTER BEVERAGE CORP                COM        611740101  $86,612  1,639,136 SH       Shared-Defined  1       1,639,136
MONSTER BEVERAGE CORP                COM        611740101  $35,588    673,500     Put  Shared-Defined  1         673,500
PALOMAR MED TECHNOLOGIES INC       COM NEW      697529303  $26,693  2,898,296 SH       Shared-Defined  1       2,898,296
QUESTCOR PHARMACEUTICALS INC         COM        74835Y101  $95,622  3,578,660 SH       Shared-Defined  1       3,578,660
SOLTA MED INC                        COM        83438K103   $1,818    680,723 SH       Shared-Defined  1         680,723
STAAR SURGICAL CO               COM PAR $0.01   852312305  $39,050  6,401,639 SH       Shared-Defined  1       6,401,639

SK 22056 0001 1353197